Long-term Debt (Schedule of Long-term Debt, Including Current Portion, in Local Currencies) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Japanese Yen [Member] JPY (¥)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)
Debt Instrument [Line Items]
Long-term debt	$ 25,000	$ 0	¥ 0	¥ 1,969,097